Non-Controlling Interests	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Non-Controlling Interests	Non-Controlling Interests
The Corporation’s subsidiaries and operations that have non-controlling interests are as follows:

Subsidiary/Operation	Non-controlling interest as at Dec. 31, 2020
TransAlta Cogeneration L.P.	49.99% - Canadian Power Holdings Inc.
TransAlta Renewables	39.9% - Public shareholders
Kent Hills Wind LP(1)	17% - Natural Forces Technologies Inc.
 (1) Owned by TransAlta Renewables.

TransAlta Cogeneration, L.P. (“TA Cogen”) operates a portfolio of cogeneration facilities in Canada and owns 50 per cent of a dual-fuel generating facility. TransAlta Renewables owns and operates a portfolio of gas and renewable power generation facilities in Canada and owns economic interests in various other gas and renewable facilities of the Corporation.
Summarized financial information relating to subsidiaries with significant non-controlling interests is as follows:
A. TransAlta Renewables

The net earnings, distributions and equity attributable to non-controlling interests include the 17 per cent non-controlling interest in the 167 MW Kent Hills wind facility located in New Brunswick.
On May 31, 2018, TransAlta Renewables implemented a dividend reinvestment plan ("DRIP") for Canadian holders of common shares of TransAlta Renewables. Commencing with the dividend paid on July 31, 2018, eligible shareholders could elect to automatically reinvest monthly dividends into additional common shares of the Corporation. The Corporation does not participate in the DRIP.
In the fourth quarter of 2020, TransAlta Renewables suspended the DRIP in respect of any future declared dividends. The dividend paid on Oct. 30, 2020, to shareholders of record on Oct. 15, 2020, was the last dividend payment eligible for reinvestment by participating shareholders. Subsequent dividends will be paid only in cash.
As a result of the DRIP and the Share Offering described in Note 4(W), the Corporation’s share of ownership and equity participation in TransAlta Renewables has changed as follows:

Period	Ownership and voting rights percentage	Equity participation percentage
Aug. 1, 2017 to June 21, 2018	64.0	64.0
June 22, 2018 to July 30, 2018	61.1	61.1
July 31, 2018 to Nov. 29, 2018	61.0	61.0
Nov. 30, 2018 to Dec. 31, 2018	60.9	60.9
Jan. 1, 2019 to Mar. 31, 2019	60.8	60.8
April 1, 2019 to June 30, 2019	60.6	60.6
July 1, 2019 to Sept. 30, 2019	60.5	60.5
Oct. 1, 2019 to Dec. 31, 2019	60.4	60.4
Jan. 1, 2020 to Mar. 31, 2020	60.3	60.3
April 1, 2020 to June 30, 2020	60.2	60.2
July 1, 2020 to Dec. 31, 2020	60.1	60.1

Year ended Dec. 31	2020	2019	2018
Revenues	436	446	462
Net earnings	97	183	241
Total comprehensive income	223	138	281
Amounts attributable to the non-controlling interests:
Net earnings	40	73	94
Total comprehensive income	90	56	110
Distributions paid to non-controlling interests	80	69	79

As at Dec. 31	2020	2019
Current assets	743	293
Long-term assets	2,913	3,409
Current liabilities	(364)	(152)
Long-term liabilities	(987)	(1,237)
Total equity	(2,305)	(2,313)
Equity attributable to non-controlling interests	(948)	(941)
Non-controlling interests’ share (per cent)	39.9	39.6
B. TA Cogen

Year ended Dec. 31	2020	2019	2018
Results of operations
Revenues	146	181	185
Net earnings (loss)	(13)	43	29
Total comprehensive income (loss)	(13)	43	29
Amounts attributable to the non-controlling interest:
Net earnings (loss)	(6)	21	14
Total comprehensive income (loss)	(6)	21	14
Distributions paid to Canadian Power Holdings Inc.	17	37	86

As at Dec. 31	2020	2019
Current assets	69	41
Long-term assets	323	328
Current liabilities	(78)	(27)
Long-term liabilities	(37)	(19)
Total equity	(277)	(323)
Equity attributable to Canadian Power Holdings Inc.	(136)	(160)
Non-controlling interest share (per cent)	49.99	49.99